Taxes	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
TAXES

NOTE 14 - TAXES

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Mingteng International is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of the Cayman Islands.

Mingteng International HK is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and foreign investment enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Wuxi Mingteng Mould was approved as an HNTE in December 2019, Wuxi Mingteng Mould is entitled to a reduced income tax rate of 15% beginning December 2019 and is able to enjoy the reduced income tax rate through November 2022. In November 2022, Wuxi Mingteng Mould reapplied to obtain the recognition of HNTE and the preferential rate of 15% was extended to November 2025. In November 2025, Wuxi Mingteng Mould reapplied and obtained the recognition of HNTE and the preferential rate of 15% was extended to November 2028.

The benefit from (provision for) income taxes consisted of the following:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Current
China	-	54,719
Deferred
China	(29,178)	6,493
Income tax (benefit) expenses	$(29,178)	$61,212

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Additional deduction of research and development expenses	0.7%	7.9%
Non-deductible expenses	(15.6)%	2.0%
Effect of PRC preferential tax rate	(1.0)%	(3.4)%
Adjustments in respect of current income tax of previous years	(0.9)%	(1.0)%
Effect of different tax rates in the different tax jurisdictions	(7.8)%	(35.2)%
Effective tax rate	0.4%	(4.7)%

A reconciliation of the PRC statutory income tax rate of 25% to the Group’s effective income tax rate for the six months ended June 30, 2026 is as follows:

	For the Six Months Ended June 30,2026
	Amount	Percent
	(Unaudited)	(Unaudited)
PRC statutory tax rate	1,856,418	25.0%
Additional deduction of research and development expenses	51,135	0.7%
Non-deductible expenses	(1,158,222)	(15.6)%
Effect of PRC preferential tax rate	(75,506)	(1.0)%
Adjustments in respect of current income tax of previous years	(63,923)	(0.9)%
Effect of different tax rates in the different tax jurisdictions	(580,724)	(7.8)%
Effective tax rate	29,178	0.4%

Deferred tax assets and liabilities

Components of net deferred tax assets and liabilities were as follows:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Allowance for credit loss	$12,952	$8,961
Inventories valuation allowance	42,829	28,336
Operating lease liabilities	144,339	170,111
Deferred tax assets	200,120	207,408
Right-of-use asset	(143,987)	(167,281)
Depreciation	(205,338)	(213,322)
Deferred tax liabilities	(349,325)	(380,603)
Net deferred tax liabilities	$(149,205)	$(173,195)

The movement of net deferred tax liabilities and assets were as follows:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$(173,195)	$(221,551)
(Provision) reversal	29,178	(6,493)
Foreign exchange difference	(5,188)	(945)
Balance at end of the period	$(149,205)	$(228,989)